Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future minimum annual rental commitments under the non-cancelable office lease

Futureminimum annual rental commitments under the non-cancelable office lease at December 31, 2013 are as follows:

(In thousands)
2014	$217,281
2015	230,510
2016	236,875
2017	59,872
Thereafter	—
$744,538